Investment Strategy - Defiance Leveraged Long + Income MSTR ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, the first paragraph of the “Principal Investment Strategies” section of the Prospectus is amended and restated in its entirety with the following:

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of a Leveraged Strategy and an Income Generation Strategy. The Leveraged Strategy aims to amplify returns by employing derivatives to achieve exposure to MicroStrategy Incorporated (“MSTR,” or the “Underlying Security”) at daily levels ranging from 150% to 200% of the Fund’s net assets. The Income Generation Strategy complements the Leveraged Strategy by utilizing credit call spreads to seek to generate premium income and manage risk associated with the Fund’s leveraged exposure. While these strategies are designed to enhance potential returns and mitigate certain risks, the Income Generation Strategy may limit the upside performance of the Leveraged Strategy on the portion of exposure covered by the credit call spreads.

The Fund may also invest in other ETFs (“Underlying ETFs”) that provide exposure, including leveraged exposure, to MSTR (related to the Fund’s Leveraged Strategy). The Underlying ETFs may also provide dividend income (related to the Fund’s Income Generation Strategy). Underlying ETFs may include ETFs for which the Adviser serves as investment adviser (“Affiliated Underlying ETFs”).

Effective immediately, the first paragraph of the sub-section titled “Leveraged Strategy” in the “Principal Investment Strategies” section of the Prospectus is amended and restated in its entirety with the following:

The Fund seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to MSTR. The Fund may also supplement its derivatives investments by investing in Underlying ETFs. The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of MSTR, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in MSTR increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

Effective immediately, the first paragraph of the sub-section titled “Income Generation Strategy” in the “Principal Investment Strategies” section of the Prospectus is amended and restated in its entirety with the following:

The Fund will write (sell) credit call spreads (described below) to generate premium income and manage risk associated with its leveraged exposure to the Underlying Security’s share price. A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the upper strike price. The Fund may also seek to generate income by investing in Underlying ETFs, including Affiliated Underlying ETFs, whose principal investment strategies are designed to provide exposure to MSTR and generate income through option strategies referencing MSTR.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in securities and financial instruments that provide financial exposure to the Underlying Security.